CRAFund
                              [LOGO]--------
                                    ADVISORS

Dear Shareholder,

News commentators often use grand statements to capture our attention. So it wouldn't be unusual to read a summary of the past year that stated, "2002 was an historic year for the financial markets," or "The past year was unlike any other we've seen in more than half a century." So how do we weed through the drama to determine how the past year actually stacked up?

The facts speak for themselves.

2002 marked the first time since the 1940s that the equity markets experienced three consecutive down years. 2002 also saw the Federal Reserve lower interest rates to the lowest level in forty years. Concurrently, bond yields dipped to historic lows. On the political stage, the Unites States appears poised for war, and the threat of domestic terrorism tugs at the recesses of daily life.

However, for shareholders of the CRA Qualified Investment Fund these milestone events, for better or worse, have translated into financial performance that has exceeded many expectations. To that point, the Fund's calendar year 2002 year-end return of 10.60% placed it among the top 11% of all intermediate-term bond funds ranked by Morningstar. For the semi-annual period ending November 30, 2002, the Fund's returns were as follows:*

                    6-month total return:    5.37%
                    1-year total return:     7.09%
                    Annualized return since
                    inception (8/30/99):     7.59%

Of course, true to its investment objective, the CRA Qualified Investment Fund also purchased hundreds of millions of dollars of community development-oriented securities that we believe not only positively affected the lives of families in need, but also helped our shareholders earn CRA investment test credit. Maintaining its record of 100% success, all of the banks holding shares in the Fund that underwent CRA exams in 2002 received positive consideration from federal examiners for their investments in the Fund.

As of December 31st, we believe the Fund's investments helped finance 623 affordable health care beds; 24,560 rental units and 1,182 homes for low- and moderate-income families; and more than $41 million in economic development activities.**

During the calendar-year 2002 we grew from just more than $70 million in assets to $266 million, representing in increase of 380%. We also celebrated the addition of new kinds of shareholders with the California Community Foundation and SBLI Life Insurance Company joining our ranks. These non-bank investors have recognized the competitive performance potential of community development investing, and in the coming year we anticipate more growth in the number of these non-bank investors.

Barring any major geopolitical events, we believe interest rates will remain stable for the near term. On a longer-term basis, with interest rates sitting at historical lows, rate increases appear inevitable. As such, we at CRAFund Advisors will maintain a defensive position with respect to interest rate risk and attempt to keep the portfolio's duration shorter than its benchmark.

--------------------------------------------------------------------------------
                 1830 Main Street, Suite 204 o Weston, FL 33326
        (954) 385-1980 o Fax: (954) 385-9092 o Toll-Free: (877) CRA-1977
                                 www.crafund.com

                                    CRAFund
                              [LOGO]--------
                                    ADVISORS

We look forward to more changes - for the better - in 2003. Moving forward, in addition to serving as the custodians of your assets, we will continue to work to advance community development by identifying unique and innovative investments that meet the guidelines of the Community Reinvestment Act.
Likewise, we will continue to work to advance our shareholders goals, financially and socially.

Thank you for your continued trust.

Sincerely,

/s/ Todd J. Cohen

Todd J. Cohen
President, CRAFund Advisors
Portfolio Manager for The CRA Qualified Investment Fund

*TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS, WHICH WILL VARY. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE REFLECTS FEE WAIVER AND EXPENSE LIMITATIONS IN EFFECT. IN THEIR ABSENCE, PERFORMANCE WOULD BE REDUCED.
**SOURCE: CRAFUND ADVISORS, INC.

This letter is intended for the CRA Qualified Investment Fund's shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the current Fund prospectus.

--------------------------------------------------------------------------------
                 1830 Main Street, Suite 204 o Weston, FL 33326
        (954) 385-1980 o Fax: (954) 385-9092 o Toll-Free: (877) CRA-1977
                                 www.crafund.com

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
SCHEDULE OF INVESTMENTS (UNAUDITED)                                                            NOVEMBER 30, 2002
----------------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL           VALUE
                                                                                --------------    --------------
AGENCY OBLIGATIONS -- 65.61%
FGLMC - SINGLE FAMILY -- 13.15%
 Pool #C38992, 6.50%, 12/01/29                                                  $    1,078,480    $    1,116,611
 Pool #C39027, 7.00%, 12/01/29                                                         745,995           779,082
 Pool #C41299, 7.50%, 08/01/30                                                         419,930           443,540
 Pool #C43597, 7.50%, 09/01/30                                                         146,173           154,392
 Pool #C50755, 6.50%, 03/01/31                                                         715,545           740,111
 Pool #C54246, 6.50%, 07/01/31                                                         880,517           910,747
 Pool #C58863, 6.50%, 09/01/31                                                         876,955           907,451
 Pool #C59148, 6.50%, 10/01/31                                                         862,410           892,018
 Pool #C61762, 6.00%, 12/01/31                                                         811,546           831,005
 Pool #C61764, 6.50%, 12/01/31                                                       1,041,212         1,076,958
 Pool #C63392, 6.50%, 01/01/32                                                       1,002,916         1,037,380
 Pool #C64625, 6.50%, 02/01/32                                                       1,029,644         1,065,027
 Pool #C65420, 6.50%, 03/01/32                                                         932,948           965,007
 Pool #C66762, 6.50%, 05/01/32                                                         899,891           930,814
 Pool #C66763, 6.50%, 05/01/32                                                       1,280,898         1,324,914
 Pool #C66830, 6.50%, 05/01/32                                                       1,439,423         1,488,886
 Pool #C68518, 6.50%, 06/01/32                                                       1,182,265         1,222,892
 Pool #C70994, 6.00%, 09/01/32                                                       1,677,063         1,717,266
 Pool #C72004, 6.00%, 09/01/32                                                       1,687,691         1,728,148
 Pool #C72446, 6.50%, 08/01/32                                                       1,718,474         1,777,525
 Pool #C72447, 5.50%, 10/01/32                                                       1,408,796         1,414,220
 Pool #C72676, 5.50%, 10/01/32                                                       1,586,275         1,592,383
 Pool #C72677, 5.50%, 11/01/32                                                       1,499,598         1,505,372
 Pool #C74224, 6.00%, 11/01/32 +                                                     1,187,657         1,216,128
 Pool #C74225, 5.50%, 11/01/32 +                                                     1,071,476         1,075,601
                                                                                                  --------------
  TOTAL FGLMC - SINGLE FAMILY                                                                         27,913,478
                                                                                                  --------------

FHA PROJECT LOAN -- 6.28%
 Loan #031-43178, 8.40%, 05/01/30 +                                                  4,865,422         5,305,736
 Loan #034-35271, 6.95%, 12/01/32 +                                                    450,000           474,389
 Loan #034-35272, 6.95%, 12/01/32 +                                                    446,000           470,173
 Loan #071-35591, 7.34%, 09/01/30 +                                                  1,225,941         1,301,949
 Loan #114-35008, 8.36%, 03/01/10 +                                                  1,223,359         1,229,592
 REILLY 130, 7.43%, 08/15/21 +                                                       2,596,226         2,596,225
 WM 2002-1, 7.43%, 08/01/19 +                                                        1,969,818         1,969,816
                                                                                                   --------------
  TOTAL FHA PROJECT LOAN                                                                               13,347,880
                                                                                                   --------------

FNMA- MULTI FAMILY -- 15.00%
 Pool #375549, 6.60%, 12/01/07                                                       4,861,791         5,340,922
 Pool #380307, 6.53%, 06/01/16                                                         243,920           268,216
 Pool #380751, 6.08%, 10/01/16                                                       1,234,074         1,313,007
 Pool #382284, 7.92%, 03/01/18 +                                                       489,654           561,878
 Pool #382470, 8.14%, 07/01/18 +                                                       923,272         1,066,378
 Pool #383145, 6.85%, 02/01/19                                                       1,967,870         2,218,826
 Pool #383446, 6.39%, 04/01/19                                                       1,086,173         1,187,839
 Pool #383486, 6.33%, 04/01/19                                                         639,007           695,407
 Pool #383604, 6.645%, 05/01/16 +                                                      685,374           737,452
 Pool #383783, 6.38%, 05/01/11                                                       1,231,972         1,353,961


THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
SCHEDULE OF INVESTMENTS (UNAUDITED)                                                            NOVEMBER 30, 2002
----------------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL           VALUE
                                                                                --------------    --------------
FNMA- MULTI FAMILY -- 15.00% (CONTINUED)
 Pool #384201, 6.58%, 11/01/26 +                                                $      838,825    $      891,667
 Pool #384215, 6.20%, 09/01/16 +                                                     1,179,122         1,231,592
 Pool #384990, 6.57%, 04/01/20 +                                                       198,964           210,901
 Pool #385012, 6.84%, 04/01/20 +                                                     4,577,422         4,909,281
 Pool #385051, 6.89%, 05/01/20 +                                                     2,395,016         2,622,540
 Pool #385052, 6.89%, 05/01/20 +                                                       764,875           837,537
 Pool #385229, 6.33%, 09/01/17 +                                                     2,338,524         2,476,496
 Pool #385231, 6.33%, 06/01/20 +                                                       629,119           666,237
 Pool #385327, 6.16%, 08/01/17 +                                                     2,115,957         2,199,534
 Pool #73875, 7.13%, 01/01/22                                                          951,666         1,052,328
                                                                                                  --------------
  TOTAL FNMA- MULTI FAMILY                                                                            31,841,999
                                                                                                  --------------

FNMA- SINGLE FAMILY -- 5.94%
 Pool #259165, 7.00%, 02/01/31                                                         115,354           120,434
 Pool #532443, 7.50%, 02/01/30                                                         668,672           706,721
 Pool #537727, 8.00%, 04/01/30                                                          33,693            36,026
 Pool #548812, 8.00%, 08/01/30                                                         192,382           205,700
 Pool #548870, 7.50%, 09/01/30                                                         273,328           288,881
 Pool #552795, 7.50%, 06/01/30                                                         491,075           519,282
 Pool #601826, 6.50%, 09/01/31                                                       1,076,732         1,112,706
 Pool #607240, 6.50%, 10/01/31                                                         602,049           622,164
 Pool #614014, 6.00%, 11/01/31                                                       1,723,603         1,763,255
 Pool #614022, 6.00%, 11/01/31                                                         823,263           842,203
 Pool #624093, 6.00%, 02/01/32                                                       1,412,042         1,444,527
 Pool #624108, 6.00%, 03/01/32                                                       1,072,119         1,096,817
 Pool #624109, 6.50%, 03/01/32                                                       1,571,549         1,624,079
 Pool #632775, 5.37%, 01/01/32                                                       1,070,260         1,108,973
 Pool #641885, 6.50%, 03/01/32                                                       1,082,878         1,119,074
                                                                                                  --------------
  TOTAL FNMA- SINGLE FAMILY                                                                           12,610,842
                                                                                                  --------------

GNMA- MULTI FAMILY -- 23.22%
 Pool #465598, 7.745%, 10/15/35                                                        276,691           312,098
 Pool #492249, 8.50%, 12/15/27                                                       1,043,282         1,203,334
 Pool #514702, 8.25%, 12/15/32                                                       1,611,623         1,859,983
 Pool #536576, 6.75%, 09/15/36                                                       1,636,379         1,782,904
 Pool #537492, 6.59%, 05/15/37                                                       3,093,351         3,320,270
 Pool #543839, 7.00%, 10/15/31                                                         745,469           822,944
 Pool #547863, 7.50%, 05/15/33                                                         525,592           596,940
 Pool #559221, 7.00%, 01/15/32                                                         498,763           549,984
 Pool #559235, 7.50%, 05/15/32                                                         836,561           946,933
 Pool #565418, 7.15%, 08/15/31                                                       1,276,301         1,417,615
 Pool #565424, 7.00%, 07/15/20                                                         522,693           575,014
 Pool #569132, 7.07%, 01/15/35                                                         663,902           733,257
 Pool #571999, 7.25%, 11/15/28                                                         617,881           688,737
 Pool #572002, 7.25%, 01/15/25                                                       1,717,426         1,907,779
 Pool #572704, 6.35%, 01/15/32                                                       2,337,276         2,495,480
 Pool #576413, 6.90%, 04/15/32                                                         425,199           465,309
 Pool #577845, 6.87%, 04/15/32                                                       2,853,530         3,116,697
 Pool #582048, 6.50%, 01/15/32                                                       1,382,079         1,438,107
 Pool #583901, 7.25%, 07/15/32                                                         413,992           460,449
 Pool #583902, 7.25%, 07/15/32                                                         471,696           524,628


THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
SCHEDULE OF INVESTMENTS (UNAUDITED)                                                            NOVEMBER 30, 2002
----------------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL           VALUE
                                                                                --------------    --------------
GNMA- MULTI FAMILY -- 23.22% (CONTINUED)
 Pool #586110, 7.125%, 07/15/32                                                 $      249,269    $      275,290
 Pool #586120, 7.00%, 08/15/32                                                         802,903           882,227
 Pool #586122, 6.375%, 09/15/32                                                        564,882           600,218
 Pool #589621, 6.71%, 06/15/32                                                         720,391           777,418
 Pool #591449, 7.25%, 06/15/32                                                       1,903,379         2,119,104
 Pool #591450, 7.50%, 06/15/32                                                         955,169         1,080,568
 Pool #591458, 7.00%, 07/15/31                                                         771,404           848,078
 Pool #592443, 5.71%, 12/15/32 +                                                     4,633,000         4,746,503
 Pool #592451, 6.64%, 03/01/44 +                                                    11,648,300        11,939,506
 Pool #TBA, 6.76%, 01/15/33 +                                                          740,000           812,518
                                                                                                  --------------
  TOTAL GNMA- MULTI FAMILY                                                                            49,299,892
                                                                                                  --------------

GNMA- SINGLE FAMILY -- 0.58%
 Pool #383872, 7.00%, 05/15/32                                                         856,110           942,480
 Pool #520369, 7.50% ,12/15/29                                                         273,459           290,906
                                                                                                  --------------
  TOTAL GNMA- SINGLE FAMILY                                                                            1,233,386
                                                                                                  --------------

GNMA II - SINGLE FAMILY -- 1.44%
 II Pool #530133, 7.50%, 05/20/30                                                      220,079           233,611
 II Pool #530199, 7.00%, 03/20/31                                                      816,557           854,499
 II Pool #539778, 6.50%, 04/20/31                                                    1,313,915         1,363,912
 II Pool #547302, 7.50%, 02/20/31                                                      565,958           600,767
                                                                                                  --------------
  TOTAL GNMA II - SINGLE FAMILY                                                                        3,052,789
                                                                                                  --------------

TOTAL AGENCY OBLIGATIONS (COST $134,607,952)                                                         139,300,266
                                                                                                  --------------

MUNICIPAL BONDS -- 36.22%

ARKANSAS -- 0.45%
 Arkansas Development Finance Authority, 5.75%, 10/01/21                               980,000           961,146
                                                                                                  --------------

CALIFORNIA -- 1.05%
 California Statewide Communities Development Authority, 4.50%, 01/01/06               285,000           292,897
 El Cajon Redevelopment Agency, 7.60%, 10/01/20                                        525,000           587,595
 San Diego Redevelopment Agency, 6.25%, 09/01/13                                     1,240,000         1,351,335
                                                                                                  --------------
  TOTAL CALIFORNIA                                                                                     2,231,827
                                                                                                  --------------

COLORADO -- 0.75%
 Denver Urban Renewal Authority, VRN, 12/01/15                                       1,600,000         1,600,000
                                                                                                  --------------

CONNECTICUT -- 1.21%
 Connecticut State Housing Finance Authority, 5.85%, 11/15/22                        2,570,000         2,570,000
                                                                                                  --------------

FLORIDA -- 2.87%
 Broward County Housing Finance Authority, 5.00%, 11/01/08                             595,000           612,124
 Florida Housing Finance Corp., 6.85%, 04/01/21                                        355,000           355,000
 Miami Beach, 7.00%, 12/01/22                                                        1,500,000         1,588,183
 Miami-Dade County Housing Finance Authority, 7.15%, 01/01/19                          605,000           647,308
 Orange County Housing Finance Authority, VRN, 07/15/34                                880,000           880,000
 Palm Beach County Housing Finance Authority Housing Revenue, 6.05%, 01/01/22        2,000,000         2,004,040
                                                                                                  --------------
  TOTAL FLORIDA                                                                                        6,086,655
                                                                                                  --------------


THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
SCHEDULE OF INVESTMENTS (UNAUDITED)                                                            NOVEMBER 30, 2002
----------------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL           VALUE
                                                                                --------------    --------------
GEORGIA -- 0.16%
 Atlanta City of, 6.93%, 08/01/08                                               $      325,000    $      330,824
                                                                                                  --------------

INDIANA -- 1.47%
 Indiana Housing Finance Authority, 7.34%, 07/01/30                                  2,910,000         3,125,015
                                                                                                  --------------

IOWA -- 0.41%
 Iowa Finance Authority, 6.55%, 12/01/15                                               830,000           879,090
                                                                                                  --------------

KENTUCKY -- 0.61%
 Boone County, 6.95%, 12/20/16 +                                                     1,145,000         1,295,262
                                                                                                  --------------

LOUISIANA -- 0.50%
 Louisiana Housing Finance Agency, 5.04%, 06/01/33                                   1,000,000         1,051,600
                                                                                                  --------------

MASSACHUSETTS -- 0.20%
 Massachusetts Development Finance Agency, 4.85%, 09/01/13                              25,000            25,829
 Massachusetts Development Finance Agency, 9.00%, 06/20/31                             350,000           397,039
                                                                                                  --------------
  TOTAL MASSACHUSETTS                                                                                    422,868
                                                                                                  --------------

MISSOURI -- 0.10%
 Missouri Housing Development Commission, 6.67%, 03/01/29                              210,000           215,874
                                                                                                  --------------

NEVADA -- 0.88%
 Nevada Housing Division, 5.11%, 04/01/17                                            1,935,000         1,875,615
                                                                                                  --------------

NEW JERSEY -- 0.63%
 New Jersey State Housing & Mortgage Finance Agency, 8.07%, 05/01/16                 1,260,000         1,340,940
                                                                                                  --------------

PENNSYLVANIA -- 4.47%
 Allegheny County Residential Finance Authority, 5.75%, 10/20/08                       770,000           803,012
 Philadelphia Redevelopment Authority, 2.91%, 04/15/03                               2,075,000         2,079,876
 Philadelphia Redevelopment Authority, 4.60%, 04/15/05                               2,000,000         2,071,500
 Philadelphia Redevelopment Authority, 5.30%, 04/15/07                               2,675,000         2,822,714
 Quakertown General Authority, 6.05%, 07/20/17                                         910,000           944,143
 York County Industrial Development Authority, 6.70%, 10/01/12                         700,000           766,057
                                                                                                  --------------
  TOTAL PENNSYLVANIA                                                                                   9,487,302
                                                                                                  --------------

TEXAS -- 6.76%
 Bexar County Housing Finance Corp., 5.00%, 12/01/05                                   510,000           522,653
 Bexar County Housing Finance Corp., 5.50%, 02/20/09                                   365,000           368,000
 Bexar County Housing Finance Corp., 5.625%, 01/01/07                                  300,000           316,539
 Harris County Housing Finance Corp., 7.05%, 08/20/25                                2,816,000         3,009,065
 Nueces County Housing Finance Corp., 8.25%, 07/01/05                                  265,000           287,680
 Tarrant County Housing Finance Corp., 4.50%, 12/01/05                                 330,000           341,956
 Texas Department of Housing & Community Affairs, 7.01%, 09/01/26                    8,500,000         8,914,375
 Travis County Housing Finance Corp., 3.75%, 06/01/05                                  585,000           593,769
                                                                                                  --------------
  TOTAL TEXAS                                                                                         14,354,037
                                                                                                  --------------


THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
SCHEDULE OF INVESTMENTS (UNAUDITED)                                                            NOVEMBER 30, 2002
----------------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL           VALUE
                                                                                --------------    --------------
UTAH -- 0.52%
 Utah Housing Corp., 4.87%, 07/20/14                                            $      200,000    $      201,580
 Utah Housing Corp., 6.21%, 07/20/18                                                   850,000           899,020
                                                                                                  --------------
  TOTAL UTAH                                                                                           1,100,600
                                                                                                  --------------

VIRGINIA -- 10.44%
 Virginia Housing Development Authority Commonwealth Mortgage, 4.54%, 01/01/10         510,000           497,923
 Virginia Housing Development Authority Commonwealth Mortgage, 4.54%, 07/01/10         600,000           584,964
 Virginia Housing Development Authority Commonwealth Mortgage, 4.59%, 07/01/11       1,100,000         1,057,694
 Virginia Housing Development Authority Commonwealth Mortgage, 7.00%, 01/01/22         750,000           795,390
 Virginia Housing Development Authority, 6.50%, 06/25/32 +                          18,600,198        19,233,752
                                                                                                  --------------
  TOTAL VIRGINIA                                                                                      22,169,723
                                                                                                  --------------

WASHINGTON -- 2.74%
 Washington State Housing Finance Commission, 6.70%, 07/15/18                        1,755,000         1,885,642
 Washington State, 6.64%, 01/01/07                                                   3,545,000         3,920,144
                                                                                                  --------------
  TOTAL WASHINGTON                                                                                     5,805,786
                                                                                                  --------------

TOTAL MUNICIPAL BONDS (COST $75,109,294)                                                              76,904,164
                                                                                                  --------------

MISCELLANEOUS INVESTMENTS -- 9.17%
 Asset Management Fund Adjustable Rate Mortgage Fund                                 1,018,889        10,127,754
 Asset Management Fund Ultra Short Fund                                                  4,387            43,734
 Evergreen Money Market Trust Institutional Shares                                   9,115,141         9,115,141
 Louisville Community Development, 1.98%, 05/13/03                                     100,000           100,000
 Self Help Credit Union, 2.34%, 07/05/03                                               100,000           100,000
                                                                                                  --------------
  TOTAL MISCELLANEOUS INVESTMENTS (COST $19,496,899)                                                  19,486,629
                                                                                                  --------------

TOTAL INVESTMENTS (COST $229,214,145) -- 111.00%                                                     235,691,059
ASSETS IN EXCESS OF LIABILITIES -- (11.00)%                                                          (23,363,934)
                                                                                                  --------------
NET ASSETS -- 100%                                                                                $  212,327,125
                                                                                                  ==============

+ Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor using independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at November 30, 2002 is $72,078,643 which represents 33.95 % of total net assets.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                NOVEMBER 30, 2002
--------------------------------------------------------------------------------

ASSETS:
      Investments, at market (identified cost $229,214,145)      $  235,691,059
      Receivables:
          Interest and dividends                                      1,814,160
          Principal paydowns on securities                                5,609
      Prepaid Expenses                                                   28,120
                                                                 --------------
                Total assets                                        237,538,948
                                                                 --------------

LIABILITIES:
      Payables:
          Investment securities purchased                            24,679,169
          Accrued distribution fees                                      43,530
          Distributions payable                                         392,993
          Accrued expenses                                               47,300
          Advisory fees due to Advisor                                   48,831
                                                                 --------------
                          Total liabilities                          25,211,823
                                                                 --------------

NET ASSETS                                                       $  212,327,125
                                                                 ==============

NET ASSETS CONSIST OF:
          Paid-in Capital                                        $  205,839,286
          Undistributed net investment income                            27,918
          Undistributed realized gain on investments                    (16,993)
          Net unrealized appreciation on investments                  6,476,914
                                                                 --------------

Net Assets (Unlimited shares of no par value
  authorized; 19,861,961 shares outstanding)                     $  212,327,125
                                                                 ==============

Net Asset Value and offering price per share                     $        10.69
                                                                 ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED NOVEMBER 30, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                      $  5,653,993
      Dividends                                                           96,590
                                                                    ------------
           Total investment income                                     5,750,583
                                                                    ------------

EXPENSES:
      Investment advisory fees                                           487,836
      Accounting and administration fees                                  74,750
      Professional fees                                                   68,630
      Insurance expense                                                   22,061
      Custodian fees                                                      15,613
      Trustee fees                                                        36,099
      Printing expense                                                     2,507
      Distribution fees                                                  243,918
      Other                                                               19,954
                                                                    ------------
           Total expenses                                                971,368
                                                                    ------------

      Net investment income                                            4,779,215
                                                                    ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Net realized gain on investments                                   125,185
      Net change in unrealized appreciation on investments             4,687,652
                                                                    ------------
                                                                       4,812,837
                                                                    ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  9,592,052
                                                                    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------
                                                                FOR THE PERIOD
                                                                    ENDED           FOR THE YEAR
                                                               NOVEMBER 30, 2002        ENDED
                                                                  (UNAUDITED)       MAY 31, 2002
                                                                --------------     --------------
Increase in Net Assets
Operations:
     Net investment income                                      $    4,779,215     $    4,143,045
     Net realized gain on investments                                  125,185             48,306
     Net change in unrealized appreciation on investments            4,687,652          1,494,074
                                                                --------------     --------------
Net increase in net assets resulting from operations                 9,592,052          5,685,425
                                                                --------------     --------------

Distributions to shareholders from:
     Net investment income                                          (4,751,297)        (4,143,045)
     Realized capital gains
        Short-term gains                                                    --           (193,409)
        Long-term gains                                                     --            (71,789)
                                                                --------------     --------------
                Total distributions                                 (4,751,297)        (4,408,243)


Increase in net assets from Fund share transactions (Note 2)        36,293,137        125,799,682
                                                                --------------     --------------

Increase in net assets                                              41,133,892        127,076,864

NET ASSETS:
     Beginning of period                                           171,193,233         44,116,369
                                                                --------------     --------------
     End of period                                              $  212,327,125     $  171,193,233
                                                                ==============     ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data (For a Share Outstanding Throughout Each Period)
---------------------------------------------------------------------------------------------------------------------------

                                                       FOR THE PERIOD
                                                            ENDED          FOR THE YEAR      FOR THE YEAR     FOR THE PERIOD
                                                      NOVEMBER 30, 2002        ENDED             ENDED             ENDED
                                                         (UNAUDITED)       MAY 31, 2002      MAY 31, 2001      MAY 31, 2000*
                                                         ------------      ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $      10.39      $      10.24      $       9.77      $      10.00
                                                         ------------      ------------      ------------      ------------

INVESTMENT OPERATIONS:
Net investment income                                            0.26              0.53              0.58              0.36
Net realized and unrealized gain (loss) on
   investments                                                   0.30              0.19              0.47             (0.23)
                                                         ------------      ------------      ------------      ------------
     Total from investment operations                            0.56              0.72              1.05              0.13
                                                         ------------      ------------      ------------      ------------

Distributions from:
Net investment income                                           (0.26)            (0.53)            (0.58)            (0.36)
Net realized gains                                                 --             (0.04)               --                --
                                                         ------------      ------------      ------------      ------------
           Total distributions                                  (0.26)            (0.57)            (0.58)            (0.36)

NET ASSET VALUE, END OF PERIOD                           $      10.69      $      10.39      $      10.24      $       9.77
                                                         ============      ============      ============      ============

TOTAL RETURN                                                     5.37%             7.12%            10.96%             1.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                     $    207,548      $    171,193      $     44,116      $      9,709
Ratio of expenses to average net assets:
     Before advisory fee waiver                                  0.99% 1           1.25%             2.34%             8.02% 1
     After advisory fee waiver                                   0.99% 1           1.00%             1.00%             1.00% 1
Ratio of net investment income to average net assets:
     Before advisory fee waiver                                  4.89% 1           5.04%             4.84%             2.39% 1
     After advisory fee waiver                                   4.89% 1           5.29%             6.18%             6.33% 1
Portfolio turnover rate                                         34.54%           104.65%            59.32%            98.58%

* The investment portfolio commenced operations on August 30, 1999.
1 Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      NOVEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the "Fund") was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment company. The Fund is a non-diversified fund. The Fund is organized to offer a single class of shares of beneficial interest. The initial capitalization of the Fund, $100,000, was provided on June 3, 1999 by CRAFund Advisors, Inc., (the "Advisor"). The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America for investment companies.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor using independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. Short-term obligations having a maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method. Management believes all investments are liquid.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis. The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      NOVEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America.

USE OF ESTIMATES. In preparing financial statements in conformity with accounting principals generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the period ended November 30, 2002 were as follows:

                                               SHARES           AMOUNT

     Shares sold ....................         4,480,432     $   48,180,286
     Shares reinvested ..............           229,729          2,463,139
     Redeemed .......................        (1,319,104)       (14,350,288)
                                         --------------     --------------

     Net Increase ...................         3,313,736     $   36,293,137
                                         ==============     ==============

Transactions in shares of the Fund for the year ended May 31, 2002 were as follows:

                                               SHARES           AMOUNT

     Shares sold ....................        12,238,211     $  126,673,958
     Shares reinvested ..............           168,424          1,749,705
     Redeemed .......................          (243,155)        (2,623,981)
                                         --------------     --------------

     Net Increase ...................        12,163,480     $  125,799,682
                                         ==============     ==============

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      NOVEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENT TRANSACTIONS

The  aggregate  purchases  and  sales  of  investments,   excluding   short-term
investments, by the Fund for the period ended November 30, 2002, were as follows:

     Purchases:
          U.S. Government .........................            $         --
          Other ...................................             132,244,599
     Sales:
          U.S. Government .........................                      --
          Other ...................................              70,136,860

Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

At  November  30,  2002,  gross  unrealized   appreciation   (depreciation)   of
investments for tax purposes were as follows:

     Appreciation .......................................     $  6,878,695
     Depreciation .......................................         (401,781)
                                                              ------------
     Net appreciation on investments ....................     $  6,476,914
                                                              ============

NOTE 4 - ADVISORY AND DISTRIBUTION FEES

The Fund has entered into an Advisory Agreement with CRAFund Advisors, Inc., a registered investment advisor, to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.50% as applied to the Funds' daily net assets. For the period ended November 30, 2002, the Advisor received advisory fees of $487,836.

     The Fund has adopted a distribution plan (the "Plan"), pursuant to Rule 12b-1 under the Act which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse the distributor for actual distribution and shareholder servicing expenses incurred by the distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. For the period ended November 30, 2002, the Fund incurred distribution expenses of $243,918.

     For the period ended November 30, 2002 the Advisor contractually agreed to reimburse the Fund to the extent total annualized expenses will be no more than 1.00% of the Fund's average daily net assets. For the period ended November 30, 2002, the Fund did not incur any expenses reimbursable by the Advisor.

     Certain trustees and officers of the Fund are affiliated with the Advisor.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      NOVEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of dividends (other than return of capital dividends for the year) for each fiscal year or period indicated were as follows:

                                          Period Ended       Fiscal Year Ended
                                        November 30, 2002       May 31, 2002
                                        -----------------       ------------
Distributions paid from:
  Ordinary income                        $    4,751,297        $    4,143,045
   Short-term Capital Gain                           --               193,496
   Long-term Capital Gain                            --                71,702
                                         --------------        --------------
Total Distributions                      $    4,751,297        $    4,408,243
                                         ==============        ==============

     As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income                                      $     27,918
Undistributed capital gain/(loss), net                                  (16,993)
Unrealized appreciation/(depreciation), net                           6,476,914
                                                                   ------------
          Distributable Earnings, Net                              $  6,487,839
                                                                   ============